Quarterly Holdings Report
for

Fidelity Flex℠ Freedom Blend Funds

Fidelity Flex℠ Freedom Blend 2045 Fund (formerly Fidelity Flex℠ Freedom 2045 Fund)

December 31, 2019

Z45-QTLY-0220
1.9884247.102

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	847	$12,732
Fidelity Series Commodity Strategy Fund (a)	938	4,465
Fidelity Series Large Cap Growth Index Fund (a)	855	9,987
Fidelity Series Large Cap Stock Fund (a)	632	10,014
Fidelity Series Large Cap Value Index Fund (a)	1,425	18,795
Fidelity Series Small Cap Opportunities Fund (a)	363	5,079
Fidelity Series Value Discovery Fund (a)	438	5,952
TOTAL DOMESTIC EQUITY FUNDS
(Cost $63,926)		67,024

International Equity Funds - 39.9%
Fidelity Series Canada Fund (a)	227	2,567
Fidelity Series Emerging Markets Fund (a)	166	1,619
Fidelity Series Emerging Markets Opportunities Fund (a)	705	14,549
Fidelity Series International Growth Fund (a)	582	10,203
Fidelity Series International Index Fund (a)	325	3,460
Fidelity Series International Small Cap Fund (a)	159	2,744
Fidelity Series International Value Fund (a)	1,029	10,186
Fidelity Series Overseas Fund (a)	503	5,426
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $47,647)		50,754

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (a)	85	820
Fidelity Series Floating Rate High Income Fund (a)	19	180
Fidelity Series High Income Fund (a)	94	902
Fidelity Series Inflation-Protected Bond Index Fund (a)	254	2,551
Fidelity Series International Credit Fund (a)	5	52
Fidelity Series Long-Term Treasury Bond Index Fund (a)	365	3,218
Fidelity Series Real Estate Income Fund (a)	51	570
TOTAL BOND FUNDS
(Cost $8,310)		8,293

Short-Term Funds - 0.9%
Fidelity Series Government Money Market Fund 1.65% (a)(b)	205	205
Fidelity Series Short-Term Credit Fund (a)	24	238
Fidelity Series Treasury Bill Index Fund (a)	62	616
TOTAL SHORT-TERM FUNDS
(Cost $1,055)		1,059
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $120,938)		127,130
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$127,131

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$7	$2,787	$--	$(418)	$577	$--
Fidelity Series Blue Chip Growth Fund	4,733	9,073	1,985	598	94	817	12,732
Fidelity Series Canada Fund	1,094	1,371	13	34	1	114	2,567
Fidelity Series Commodity Strategy Fund	3,356	1,241	139	64	(11)	18	4,465
Fidelity Series Emerging Markets Debt Fund	789	65	35	36	(2)	3	820
Fidelity Series Emerging Markets Fund	1,103	503	--	35	--	13	1,619
Fidelity Series Emerging Markets Opportunities Fund	9,973	3,189	--	349	--	1,387	14,549
Fidelity Series Floating Rate High Income Fund	169	10	--	8	--	1	180
Fidelity Series Government Money Market Fund 1.65%	783	588	1,166	12	--	--	205
Fidelity Series Growth Company Fund	9,575	--	9,950	--	866	(491)	--
Fidelity Series High Income Fund	848	56	19	44	(1)	18	902
Fidelity Series Inflation-Protected Bond Index Fund	337	2,223	8	29	--	(1)	2,551
Fidelity Series International Credit Fund	48	3	--	3	--	1	52
Fidelity Series International Growth Fund	10,197	1,396	2,862	358	159	1,313	10,203
Fidelity Series International Index Fund	--	3,315	3	64	--	148	3,460
Fidelity Series International Small Cap Fund	2,446	507	496	126	(14)	301	2,744
Fidelity Series International Value Fund	10,131	1,907	2,507	396	(182)	837	10,186
Fidelity Series Intrinsic Opportunities Fund	11,764	687	12,001	456	(867)	417	--
Fidelity Series Investment Grade Bond Fund	957	98	1,095	13	51	(11)	--
Fidelity Series Large Cap Growth Index Fund	--	10,260	1,098	120	47	778	9,987
Fidelity Series Large Cap Stock Fund	10,197	1,042	2,032	695	1	806	10,014
Fidelity Series Large Cap Value Index Fund	2,845	17,334	1,684	1,119	28	272	18,795
Fidelity Series Long-Term Treasury Bond Index Fund	3,985	1,024	1,836	290	127	(82)	3,218
Fidelity Series Opportunistic Insights Fund	5,159	88	5,505	--	301	(43)	--
Fidelity Series Overseas Fund	--	5,010	--	20	--	416	5,426
Fidelity Series Real Estate Income Fund	528	47	16	33	--	11	570
Fidelity Series Short-Term Credit Fund	196	157	117	5	--	2	238
Fidelity Series Small Cap Discovery Fund	1,379	31	1,440	30	(21)	51	--
Fidelity Series Small Cap Opportunities Fund	4,227	1,298	672	276	(39)	265	5,079
Fidelity Series Stock Selector Large Cap Value Fund	7,748	--	8,204	--	(63)	519	--
Fidelity Series Treasury Bill Index Fund	--	903	287	3	--	--	616
Fidelity Series Value Discovery Fund	5,501	874	908	226	(4)	489	5,952
	$112,689	$64,307	$58,865	$5,442	$53	$8,946	$127,130

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.